--------------------------------------------------------
COLONIAL INTERMEDIATE HIGH INCOME FUND SEMIANNUAL REPORT
--------------------------------------------------------

APRIL 30, 2000








                               [Graphic Omitted]

President's Message

DEAR SHAREHOLDER:

The last six months have been difficult for the bond market overall. Reacting to strong economic growth and capacity constraints in the labor market, the Federal Reserve Board (The Fed) raised short-term rates three times over the last six months. This move was largely anticipated and reflects the Fed's attempts to keep economic growth in check and inflation under control. Bond prices declined in response to these continued efforts of monetary tightening.

Yield spreads between corporate bonds and mortgage-backed bonds widened, causing the returns in the high-yield market to be low. However, since high-yield bonds have tended to be less sensitive to changes in short-term rates compared with Treasurys, their returns could continue to outperform Treasurys in an environment of rising interest rates.

Despite this challenging environment, high-yield bonds held up relatively well. Better-than-expected economic strength has fueled solid corporate earnings. While there has been some weakness in the high-yield market, the fundamentals remain strong as liquidity has been very good.

Colonial Intermediate High Income Fund holds a well-diversified portfolio and the manager employs extensive credit analysis of corporate high-yield bonds to seek attractive investment opportunities, including current income and total return. This investment style over the long-term has delivered competitive returns.(1) The Fund's total return of negative 1.12% reflects the challenges facing the bond market during the six-month period ended April 30, 2000.

The following report provides you with more specific information about your Fund's performance and investment strategy during the period. Thank you for choosing Colonial Intermediate High Income Fund and for allowing us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    June 15, 2000

(1) Lipper, Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives as the Fund. The Fund's Class A shares ranked in the third quartile for one year (15 out of 27 funds), in the second quartile for three years (5 out of 17 funds), and in the first quartile for five years (3 out of 17 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------------
  Not FDIC    May lose value
  Insured     No Bank Guarantee
---------------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

A WELL-DIVERSIFIED PORTFOLIO REMAINS OUR FOCUS
Our long-term investment strategy is to own a diversified portfolio of asset-rich companies with strong market niches and improving credit fundamentals. We have consistently held overweighted positions in the cable television sector both in the U.S. and United Kingdom. Other strong holdings include securities in cyclical industries such as paper and chemicals. Disappointing returns came from the auto and metals industries, and we have reduced our holdings accordingly. The Fund, which emphasizes diversity and liquidity of issuers, was comprised of more than 140 different issues on April 30, 2000. To reduce the Fund's exposure to credit risk, we have slightly upgraded the average quality of the bonds and increased the number of issues owned by the portfolio. We will continue to actively manage the Fund's position in an effort to add value for our investors.

                                                        Scott Richards
                                                     Portfolio Manager

>   HIGH-YIELD BONDS LESS SENSITIVE TO INCREASING SHORT-TERM RATES
    The comparatively high levels of income provided by high-yield bonds helped cushion them against price declines. As interest rates are expected to continue to rise throughout the year, high-yield bonds could be more resilient than other types of bonds.

>   FUND VERSUS THE LIPPER BENCHMARK
    The Fund returned a negative 1.12% at net asset value, underperforming the Lipper High Current Yields Funds (Leveraged) Category, which posted a return of negative 0.25% for the six-month period ended April 30, 2000.

               COLONIAL INTERMEDIATE HIGH INCOME FUND PERFORMANCE
            VS. LIPPER HIGH CURRENT YIELDS FUNDS CATEGORY AVERAGE(2)
                               10/31/99 - 4/30/00

Colonial Intermediate High Income Fund                 (1.12)%
Lipper High Current Yields Funds Category Average      (0.25)%

                                 Total Returns

    High-yield investing offers the potential for high income and attractive total returns, but also involves certain risks. These include credit risks associated with lower-rated bonds, changes in interest rates, and certain risks associated with foreign investments. Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

(2) Returns are computed at net asset value.

TOP CORPORATE ISSUERS AS OF 4/30/00(1)

Adelphia
Communications           3.42%
------------------------------
NTL Inc.                 3.32%
------------------------------
CSC Holding              3.24%
------------------------------
Nextel
Communications           3.19%
------------------------------
Verio Inc.               1.57%
------------------------------

TOP FIVE SECTOR BREAKDOWNS AS OF 4/30/00(1)

Telecom/Wired           12.85%
------------------------------
Telecom/Wireless         9.01%
------------------------------
Metals/Minerals          7.46%
------------------------------
General Industrial       7.01%
------------------------------
Media                    6.22%
------------------------------

(1) Corporate issuers are calculated as a percent of total investments including short-term investments. Sectors are calculated as a percent of total portfolio adjusted for leverage. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold securities of these issuers in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications
    (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

SIX-MONTH DISTRIBUTIONS
DECLARED PER SHARE AS OF 4/30/00

           $0.370

SIX-MONTH TOTAL RETURNS,
ASSUMING REINVESTMENT OF ALL
DISTRIBUTIONS

   NAV      Market Price
   ---      ------------
  (1.12)%     (1.41)%

PRICES PER SHARE ON 10/31/99

   NAV   Market Price
   ---   ------------
 $5.52        $5.187

--------------------
INVESTMENT PORTFOLIO
--------------------

April 30, 2000 (Unaudited)
(In thousands)

CORPORATE FIXED-INCOME BONDS - 91.2%                    PAR             VALUE
-------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
BUILDING CONSTRUCTION
Atrium Companies, Inc.,
  10.500% 05/01/09                                     $  100          $     94
                                                                       --------
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.4%
DEPOSITORY INSTITUTIONS
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                                        625               611
                                                                       --------
-------------------------------------------------------------------------------
MANUFACTURING - 33.6%
CHEMICALS & ALLIED PRODUCTS - 6.2%
Agricultural Minerals Co., LP,
  10.750% 09/30/03                                        430               322
Allied Waste North America, Inc.,
  10.000% 08/01/09 (b)                                  2,200             1,507
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07                                        350               359
Huntsman Corp.,
  9.500% 07/01/07 (b)                                     150               137
Huntsman ICI Holdings LLC,
  stepped coupon, (c) (9.500% 12/31/09)
  12/31/09                                              2,075               654
HydroChem Industrial Services,
  10.375% 08/01/07                                        500               382
Lyondell Chemical Co.:
  9.625% 05/01/07                                         300               297
  10.875% 05/01/09                                      1,000               990
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                                         750               604
Sterling Chemicals, Inc.,
  11.750% 08/15/06                                      1,875             1,669
Terra Industries, Inc.,
  10.500% 06/15/05                                      1,260               945
Texas Petrochemical Corp.,
  11.125% 07/01/06                                      1,275             1,046
Trans Resources, Inc.,
  10.750% 03/15/08                                      1,000               540
                                                                       --------
                                                                          9,452
                                                                       --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.2%
Amphenol Corp.,
  9.875% 05/15/07                                         735               746
Gentek, Inc.,
  11.000% 08/01/09 (b)                                    500               503
TransDigm, Inc.,
  10.375% 12/01/08                                        850               671
                                                                       --------
                                                                          1,920
                                                                       --------
FABRICATED METAL - 2.6%
Earle M. Jorgensen & Co.,
  9.500% 04/01/05                                       1,500             1,380
Euramax International, PLC,
  11.250% 10/01/06                                      1,500             1,508
US Can Corp.,
  10.125% 10/15/06                                      1,000             1,050
                                                                       --------
                                                                          3,938
                                                                       --------
FOOD & KINDRED PRODUCTS - 1.7%
Chattem, Inc.,
  8.875% 04/01/08                                       1,400             1,204
New World Pasta Co.,
  9.250% 02/15/09                                         250               188
Premier International Foods, PLC,
  12.000% 09/01/09 (b)                                  1,250             1,190
                                                                       --------
                                                                          2,582
                                                                       --------
MACHINERY & COMPUTER EQUIPMENT - 0.8%
IMO Industries, Inc.,
  11.750% 05/01/06                                      1,145             1,145
                                                                       --------
MEASURING & ANALYZING INSTRUMENTS - 0.8%
Envirosource, Inc.,
  9.750% 06/15/03                                       2,000             1,300
                                                                       --------
MISCELLANEOUS MANUFACTURING - 7.5%
Alliance Laundry Systems LLC,
  9.625% 05/01/08                                       1,000               815
Associated Materials, Inc.,
  9.250% 03/01/08                                         500               465
Blount, Inc.,
  13.000% 08/01/09                                      1,200             1,200
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                         750               634
ISG Resources, Inc.,
  10.000% 04/15/08                                      1,000               882
Koppers Industries, Inc.,
  9.875% 12/01/07                                         600               554
Moll Industries, Inc.,
  10.500% 07/01/08                                      1,500               480
Newcor, Inc.,
  9.875% 03/01/08                                       1,270               406
Owens-Illinois, Inc.,
  7.500% 05/15/10                                       1,500             1,314
Special Devices, Inc.,
  11.375% 12/15/08                                      1,000               300
Tekni-Plex, Inc.,
  9.250% 03/01/08                                       1,500             1,440
Terex Corp.:
  8.875% 04/01/08                                         250               221
  8.875% 04/01/08                                         575               509
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                       1,700             1,343
Tokheim Corp.,
  11.375% 08/01/08 (b)                                    565               170
Werner Holding Co.,
  10.000% 11/15/07                                        750               701
                                                                       --------
                                                                         11,434
                                                                       --------
PAPER PRODUCTS - 4.7%
Gaylord Container Corp.,
  9.750% 06/15/07                                       2,000             1,770
Georgia Gulf Corp.,
  10.375% 11/01/07                                        300               308
Repap New Brunswick, Inc.,
  10.625% 04/15/05                                      1,425             1,332
Riverwood International Corp.:
  10.625% 08/01/07                                        500               498
  10.875% 04/01/08                                      2,050             1,937
Stone Container Corp.,
  12.250% 04/01/02                                      1,250             1,256
                                                                       --------
                                                                          7,101
                                                                       --------
PETROLEUM REFINING - 0.4%
Benton Oil & Gas Co.:
  9.375% 11/01/07                                       1,000               600
  11.625% 05/01/03                                        100                66
                                                                       --------
                                                                            666
                                                                       --------
PRIMARY METAL - 4.8%
Algoma Steel, Inc.,
  12.375% 07/15/05                                        500               493
Bayou Steel Corp.,
  9.500% 05/15/08                                       1,000               915
Kaiser Aluminum & Chemical Corp.,
  10.875% 10/15/06                                      1,600             1,544
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                       1,000               850
Renco Metals, Inc.,
  11.500% 07/01/03                                        500               235
WCI Steel Inc.,
  10.000% 12/01/04                                      1,500             1,470
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07                                       2,000             1,820
                                                                       --------
                                                                          7,327
                                                                       --------
PRINTING & PUBLISHING - 0.9%
American Lawyer Media, Inc.:
  9.750% 12/15/07                                         880               814
  stepped coupon, (c) (12.250% 12/15/02)
  12/15/08                                                865               549
                                                                       --------
                                                                          1,363
                                                                       --------
RUBBER & PLASTIC - 0.5%
Burke Industries, Inc.,
  10.000% 08/15/07                                        535               219
Metromedia Fiber Network, Inc.,
  10.000% 12/15/09                                        650               619
                                                                       --------
                                                                            838
                                                                       --------
STONE, CLAY, GLASS & CONCRETE - 0.5%
Anchor Glass Container Corp.,
  11.250% 04/01/05                                        500               350
Owens-Illinois, Inc.,
  8.100% 05/15/07                                         400               375
                                                                       --------
                                                                            725
                                                                       --------
TEXTILE MILL PRODUCTS - 0.1%
Collins & Aikman Products Co.,
  10.000% 01/15/07                                        100                98
                                                                       --------
TRANSPORTATION EQUIPMENT - 0.9%
Dura Operating Corp.,
  9.000% 05/01/09                                         650               578
LDM Technologies, Inc.,
  10.750% 01/15/07                                      1,000               740
                                                                       --------
                                                                          1,318
                                                                       --------
-------------------------------------------------------------------------------
MINING & ENERGY - 4.2%
COAL MINING - 0.1%
AEI Resources, Inc.,
  10.500% 12/15/05 (b)                                  1,050               210
                                                                       --------
OIL & GAS EXTRACTION - 3.7%
Belden & Blake Corp.,
  9.875% 06/15/07                                         770               447
HS Resources, Inc.,
  9.250% 11/15/06                                       1,375             1,334
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                        750               673
Mariner Energy, Inc.,
  10.500% 08/01/06                                      1,500             1,380
Ocean Energy, Inc.,
  8.875% 07/15/07                                         850               837
Petsec Energy, Inc.,
  9.500% 06/15/07                                       2,000               780
Vintage Petroleum, Inc.,
  9.750% 06/30/09                                         250               252
                                                                       --------
                                                                          5,703
                                                                       --------
OIL & GAS FIELD SERVICES - 0.4%
RBF Finance Corp.,
  11.000% 03/15/06                                        500               526
                                                                       --------
-------------------------------------------------------------------------------
RETAIL TRADE - 1.9%
FOOD STORES - 1.5%
Pathmark Stores, Inc.,
  9.625% 05/01/03                                       2,375             1,686
Richmont Marketing Specialist, Inc.,
  10.125% 12/15/07                                      1,000               520
                                                                       --------
                                                                          2,206
                                                                       --------
MISCELLANEOUS RETAIL - 0.4%
MTS, Inc.,
  9.375% 05/01/05                                       1,500               645
                                                                       --------
-------------------------------------------------------------------------------
SERVICES - 9.0%
AMUSEMENT & RECREATION - 3.9%
Boyd Gaming Corp.,
  9.500% 07/15/07                                         650               608
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                       1,000               934
Hollywood Casino Corp.,
  11.250% 05/01/07                                      1,000             1,012
Hollywood Casino Shreveport,
  13.000% 08/01/06                                        500               530
Hollywood Park, Inc.,
  9.500% 08/01/07                                       1,000             1,000
Horseshoe Gaming, LLC,
  9.375% 06/15/07                                         500               489
Mohegan Tribal Gaming Authority,
  8.750% 01/01/09                                         735               698
Regal Cinemas, Inc.,
  9.500% 06/01/08                                       1,480               607
                                                                       --------
                                                                          5,878
                                                                       --------
BUSINESS SERVICES - 1.2%
Interep National Radio Sales, Inc.,
  10.000% 07/01/08                                      1,500             1,365
PSINet, Inc.,
  10.000% 02/15/05 (b)                                    550               484
                                                                       --------
                                                                          1,849
                                                                       --------
HEALTH SERVICES - 1.6%
Tenet Healthcare Corp.,
  8.625% 01/15/07                                       2,450             2,358
                                                                       --------
HOTELS, CAMPS & LODGING - 1.9%
CapRock Communications Corp.,
  11.500% 05/01/09                                      1,050               987
Eldorado Resorts LLC,
  10.500% 08/15/06                                      2,005             1,965
                                                                       --------
                                                                          2,952
                                                                       --------
OTHER SERVICES - 0.4%
Intertek Finance, PLC,
  10.250% 11/01/06                                        800               664
                                                                       --------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 42.0%
AIR TRANSPORTATION - 0.9%
U.S. Airways, Inc.,
  10.375% 03/01/13                                      1,600             1,328
                                                                       --------
BROADCASTING - 4.1%
Allbritton Communications Co.,
  9.750% 11/30/07                                       1,500             1,432
Cumulus Media, Inc.,
  10.375% 07/01/08                                        225               204
Fox Family Worldwide, Inc.,
  9.250% 11/01/07                                       1,500             1,335
Lin Holding Corp.,
  stepped coupon, (c) (10.000% 03/01/03)
  03/01/08                                              1,500               892
Sinclair Broadcast Group, Inc.,
  10.000% 09/30/05                                        900               859
Young Broadcasting Corp.,
  11.750% 11/15/04                                      1,500             1,508
                                                                       --------
                                                                          6,230
                                                                       --------
CABLE - 12.1%
Adelphia Communications Corp.,
  9.875% 03/01/07                                       2,600             2,545
Avalon Cable Holdings LLC,
  stepped coupon, (c) (11.875% 12/01/03)
  12/01/08                                              2,000             1,260
Charter Communications Holding LLC,
  stepped coupon, (c) (9.920% 04/01/04)
  04/01/11                                              2,075             1,136
Comcast UK Cable Partners Ltd.,
  stepped coupon, (c) (11.200% 11/15/00)
  11/15/07                                              2,000             1,920
Diamond Cable Co.,
  stepped coupon, (c) (10.750% 02/15/02)
  02/15/07                                              3,000             2,280
EchoStar DBS Corp.,
  9.250% 02/01/06                                       2,350             2,268
FrontierVision Holdings LP,
  stepped coupon, (c) (11.875% 09/15/01)
  09/15/07                                              2,000             1,745
NTL, Inc.,
  11.500% 10/01/08                                      1,000             1,015
Northland Cable Television, Inc.,
  10.250% 11/15/07                                      1,350             1,296
Shop At Home, Inc.,
  11.000% 04/01/05                                        500               500
Telewest Communication PLC,
  stepped coupon, (c) (11.000% 10/01/00)
  10/01/07                                              2,500             2,350
                                                                       --------
                                                                         18,315
                                                                       --------
COMMUNICATIONS - 5.4%
Call-Net Enterprises, Inc.,
  stepped coupon, (c) (10.800% 05/15/04)
  05/15/09                                              2,000               740
Centennial Cellular Corp.,
  10.750% 12/15/08                                        850               844
Exodus Communications, Inc.,
  10.750% 12/15/09                                        600               597
Spectrasite Holdings, Inc.,
  stepped coupon, (c) (11.250% 04/15/04)
  04/15/09                                              1,600               872
  10.750% 03/15/10                                        750               735
Time Warner Telecom LLC,
  9.750% 07/15/08                                       1,000               990
United Pan-Europe Communications N.V.,
  11.500% 02/01/10                                      1,000               930
Verio, Inc.,
  11.250% 12/01/08                                      2,506             2,468
                                                                       --------
                                                                          8,176
                                                                       --------
ELECTRIC SERVICES - 1.1%
AES Corp.,
  9.500% 06/01/09                                       1,650             1,609
                                                                       --------
MOTOR FREIGHT & WAREHOUSING - 0.1%
MTL, Inc.,
  10.000% 06/15/06                                      1,000               770
                                                                       --------
TELECOMMUNICATION - 18.1%
Adelphia Business Solutions,
  stepped coupon, (c) (9.875% 03/01/07)
  04/15/06                                                500               455
AirGate PCS, Inc.,
  stepped coupon, (c) (13.500% 10/01/04)
  10/01/09                                              1,109               649
Arch Communication Group, Inc.,
  12.750% 07/01/07                                      1,000               820
Carrier1 International SA,
  13.250% 02/15/09                                        750               750
Clearnet Communications, Inc.,
  stepped coupon, (c) (14.750% 12/15/00)
  12/15/05                                              1,750             1,750
Covad Communications Group, Inc.,
  12.000% 02/15/10                                        325               306
Crown Castle International Corp.,
  stepped coupon, (c) (10.375% 05/15/04)
  05/15/11                                              1,750             1,032
FLAG Telecom Holdings Ltd.,
  11.625% 03/30/10                                        750               690
Global Crossing Holding Ltd.:
  9.125% 11/15/06                                       1,325             1,282
  9.625% 05/15/08                                         150               147
Jazztel PLC,
  13.250% 12/15/09 (e)                            KB      375               341
Level 3 Communications, Inc.:
  9.125% 05/01/08                                         635               553
  11.000% 03/15/08                                        800               768
McLeodUSA, Inc.:
  stepped coupon, (c) (10.500% 03/01/01)
  03/01/07                                              1,000               800
  8.125% 02/15/09                                       1,000               885
MetroNet Communications Corp.,
  12.000% 08/15/07                                        250               283
Metrocall, Inc.,
  10.375% 10/01/07                                        735               544
Metromedia Fiber Network, Inc.,
  10.000% 11/15/08                                      1,000               955
Microcell Telecommunications, Inc.,
  stepped coupon, (c) (14.000% 12/01/01)
  06/01/06                                              1,000               890
Nextlink Communications, Inc.,
  10.750% 06/01/09                                        500               493
Nextel Communications, Inc.:
  stepped coupon, (c) (9.375% 10/31/02)
  11/15/09                                              1,300             1,232
  stepped coupon, (c) (9.950% 02/15/03)
  11/15/09                                              2,000             1,405
Nextel International, Inc.,
  stepped coupon, (c) (12.125% 04/15/03)
  04/15/08                                                665               413
Nextel Partners, Inc.,
  11.000% 03/15/10                                        500               486
Ono Finance PLC,
  13.000% 05/01/09                                        750               754
RCN Corp.,
  stepped coupon, (c) (11.125% 10/15/02)
  10/15/07                                                750               472
Rhythms NetConnections, Inc.,
  12.750% 04/15/09                                        500               425
Rogers Cantel, Inc.,
  9.750% 06/01/16                                       2,000             2,140
TeleCorp PCS, Inc.,
  stepped coupon, (c) (11.625% 04/15/04)
  04/15/09                                              2,150             1,397
UbiquiTel Operating Co.,
  (c) 04/15/10                                            525               310
Viatel, Inc.,
  11.500% 03/15/09                                      1,000               910
Williams Communications Group, Inc.,
  10.875% 10/01/09                                      1,750             1,763
WinStar Equipment Corp.,
  12.500% 04/15/08                                        250               244
Worldwide Fiber, Inc.,
  12.000% 08/01/09 (b)                                    850               786
XM Satellite Radio Holdings, Inc.,
  14.000% 03/15/10                                        350               317
                                                                       --------
                                                                         27,447
                                                                       --------
WATER TRANSPORTATION - 0.2%
Azurix Corp.,
  10.750% 02/15/10                                        325               324
                                                                       --------
TOTAL CORPORATE FIXED-INCOME BONDS
  (cost of $158,508)                                                    139,102
                                                                       --------

PREFERRED STOCKS - 7.9%                                 SHARES
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.1%
DEPOSITORY INSTITUTIONS
Cal Fed Bancorp, Inc.,
  9.125%, Series A                                          9               183
                                                                       --------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 7.8%
BROADCASTING - 0.5%
Granite Broadcasting Corp.,
  12.750% PIK                                               1               479
PriMedia Inc.,
  9.200%                                                    3               273
                                                                       --------
                                                                            752
                                                                       --------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
CABLE - 4.1%
Adelphia Communications Corp.                              10             1,085
CSC Holdings Limited:
  11.125% PIK                                              20             2,111
  11.750% PIK                                              27             2,983
                                                                       --------
                                                                          6,179
                                                                       --------
COMMUNICATIONS - 0.3%
Dobson Communication Corp.,
  12.250% PIK                                                               394
                                                                       --------
ELECTRIC SERVICES - 0.7%
Nextlink Communications, Inc.,
  14.000% PIK                                              22             1,076
                                                                       --------
TELECOMMUNICATION - 2.2%
Concentric Network Corp.,
  13.000% PIK                                               1               638
Global Crossing Ltd.,
  10.500% PIK                                               8               750
Nextel Communications, Inc.:
  13.000% PIK                                               1             1,431
  11.125% PIK                                               1               599
                                                                       --------
                                                                          3,418
                                                                       --------
TOTAL PREFERRED STOCKS
  (cost of $12,475)                                                      12,002
                                                                       --------

COMMON STOCKS - 0.6%
-------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
OIL & GAS EXTRACTION
Pioneer Natural Resources Co.                               8                84
                                                                       --------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.5%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (d)(f)                          79                 1
Sun Carriers, Inc. (d)(f)                                 326                 3
                                                                       --------
                                                                              4
                                                                       --------
TELECOMMUNICATION - 0.5%
Nextel Communications, Inc. Class A (d)                     3               339
Price Communications Corp. (d)                             24               484
                                                                       --------
                                                                            823
                                                                       --------
TOTAL COMMON STOCKS
  (cost of $1,604)                                                          911
                                                                       --------

WARRANTS (D) - 0.3%
-------------------------------------------------------------------------------
SERVICES - 0.3%
HEALTH SERVICES - 0.1%
AirGate PCS, Inc.                                           1               157
                                                                       --------
TELECOMMUNICATION - 0.1%
Carrier 1 International                                   156
MetroNet Communications Corp.                              29
                                                                       --------
                                                                            185
                                                                       --------
-------------------------------------------------------------------------------
RETAIL TRADE - 0.1%
FOOD STORES
Ono Finance PLC                                             1               113
                                                                       --------
TOTAL WARRANTS (cost of $145)                                               455
                                                                       --------
TOTAL INVESTMENTS - 100.0%
  (cost of $172,732) (g)                                                152,470
                                                                       --------

SHORT-TERM OBLIGATIONS                                  PAR
-------------------------------------------------------------------------------
Federal Home Loan Bank
  5.880% 05/01/2000 (h)                                $1,642             1,642
Federal National Mortgage Association
  5.250% 06/16/2000 (h)                                 3,000             2,980
                                                                       --------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $4,623)                                                        4,622
                                                                       --------

FORWARD CURRENCY CONTRACTS                                                   22
-------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET                                         (45,222)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $111,892
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Industry classification percentages are based on total investments. Total investments represents 136.3% of the Fund's net assets.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the value of these securities amounted to $4,987 or 4.5% of net assets.
(c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(d) Non-income producing.
(e) This is a British security. Par amount is stated in U.S. dollars.
(f) Represents fair value as determined in good faith under the direction of the Trustees.
(g) Cost for federal income tax purposes is the same.
(h) Rate represents yield at date of purchase.

                                                            NET UNREALIZED
    CONTRACTS        IN EXCHANGE          SETTLEMENT         DEPRECIATION
    TO DELIVER           FOR                 DATE              (U.S.$)
------------------------------------------------------------------------------
Eu             185     US$  178           06/16/2000            $(10)
                                                                ----

                                                            NET UNREALIZED
    CONTRACTS        IN EXCHANGE          SETTLEMENT         APPRECIATION
    TO RECEIVE           FOR                 DATE              (U.S.$)
------------------------------------------------------------------------------
Eu             558     US$  542           06/16/2000            $ 32
                                                                 ---

                ACRONYM                                 NAME
                 ------                             ------------
                  PIK                             Payment-In-Kind
See notes to investment portfolio.

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

April 30, 2000 (Unaudited
(In thousands except for per share amount)

ASSETS
Investments at value (cost $172,732)                                                    $152,470
Short-term obligations (cost of $4,623)                                                    4,622
                                                                                        --------
                                                                                         157,092
Cash                                                                       $     1
Unrealized appreciation on forward currency contracts                           32
Receivable for:
  Interest                                                                   4,135
  Investments sold                                                             550
  Dividends                                                                     97
Other                                                                           10         4,825
                                                                           -------      --------
  Total assets                                                                           161,917

LIABILITIES
Unrealized depreciation on forward currency contracts                           10
Payable for:
  Distributions                                                              1,176
  Interest                                                                   1,106
  Investments purchased                                                        188
  Notes payable                                                             47,300
Accrued:
  Management fee                                                                61
  Bookkeeping fee                                                                4
  Deferred Trustees fee                                                          3
Other                                                                          177
                                                                           -------
  Total liabilities                                                                       50,025
                                                                                        --------
Net assets at value for 20,268 shares of beneficial interest
  outstanding                                                                           $111,892
                                                                                        --------
Net asset value per share                                                               $   5.52
                                                                                        --------

COMPOSITION OF NET ASSETS
Capital paid in                                                                         $151,020
Undistributed net investment income                                                           39
Accumulated net realized loss                                                            (18,926)
Net unrealized appreciation/depreciation on:
  Investments                                                                            (20,263)
  Foreign currency transactions                                                               22
                                                                                        --------
                                                                                        $111,892
                                                                                        ========

See notes to financial statements.

-----------------------
STATEMENT OF OPERATIONS
-----------------------

For the Six Months Ended April 30, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                                                $  8,355
Dividends                                                                                    710
                                                                                        --------
                                                                                           9,065

EXPENSES
Management fee                                                             $   388
Bookkeeping fee                                                                 26
Transfer agent fee                                                              17
Trustees fee                                                                     6
Custodian fee                                                                    2
Audit fee                                                                       13
Legal fee                                                                        5
Registration fee                                                                12
Reports to shareholders                                                          7
Other                                                                           38
                                                                           -------
  Total operating expenses                                                     514
Interest expense                                                             1,534
                                                                           -------
  Total expenses                                                                           2,048
                                                                                        --------
  Net Investment Income                                                                    7,017
                                                                                        --------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
    Investments                                                                           (4,109)
    Foreign currency transactions                                                             34
                                                                                        --------
      Net realized loss                                                                   (4,075)
Net change in unrealized appreciation/depreciation during the period on:
    Investments                                                                           (4,591)
    Foreign currency transactions                                                             22
                                                                                        --------
  Net unrealized depreciation                                                             (4,569)
                                                                                        --------
Net Loss                                                                                  (8,644)
                                                                                        --------
Decrease in Net Assets from Operations                                                  $ (1,627)
                                                                                        ========

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                         (UNAUDITED)
                                                                       SIX MONTHS ENDED         YEAR ENDED
                                                                          APRIL 30,             OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                                            2000                  1999
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                      $  7,017             $ 14,068
Net realized loss                                                            (4,075)              (3,133)
Net change in unrealized appreciation/depreciation                           (4,569)              (1,305)
                                                                           --------             --------
    Net Increase (Decrease) from Operations                                  (1,627)               9,630

DISTRIBUTIONS:
From net investment income                                                   (7,499)             (14,199)
                                                                           --------             --------
                                                                             (9,126)              (4,569)

FUND SHARE TRANSACTIONS
Value of distributions reinvested                                              --                  1,107
                                                                           --------             --------

Net Increase from Fund Share Transactions                                      --                  1,107
                                                                           --------             --------
    Total Decrease                                                           (9,126)              (3,462)

NET ASSETS
Beginning of period                                                         121,018              124,480
                                                                           --------             --------
End of period (including undistributed net investment income of
  $39 and $521, respectively)                                              $111,892             $121,018
                                                                           ========             ========

NUMBER OF FUND SHARES
Issued for distributions reinvested                                            --                    201
                                                                           --------             --------
Outstanding at

    Beginning of period                                                      20,268               20,067
                                                                           --------             --------
    End of period                                                            20,268               20,268
                                                                           --------             --------

See notes to financial statements.

-----------------------
STATEMENT OF CASH FLOWS
-----------------------

Six Months Ended April 30, 2000
(In thousands)

INCREASE (DECREASE) IN NET ASSETS                                                                           (UNAUDITED)
                                                                                                            SIX MONTHS
                                                                                                              ENDED
                                                                                                            APRIL 30,
                                                                                                            ---------
                                                                                                              2000
                                                                                                            ---------
Operations:
Net investment income(a)                                                                                    $   5,561
Net increase in cash from investment activity(b)                                                                1,936
                                                                                                            ---------
    Net increase from Operations                                                                                7,497
Distributions from net investment income                                                                       (7,498)
                                                                                                            ---------
                                                                                                                   (1)
Cash
  Beginning of period                                                                                               2
                                                                                                            ---------
  End of period                                                                                             $       1
                                                                                                            =========

Notes to statement of cash flows:
(a) Reconciliation of net investment income:
    Net investment income per books                                                                         $   7,017
    Net change in assets and liabilities related to income and expenses, including net accretion and           (1,456)
      amortization
                                                                                                            ---------
    Net investment income - cash basis                                                                      $   5,561
                                                                                                            =========
(b) Net increase in cash from investment activity
    Receipts for investments sold                                                                           $ 407,431
    Cost of investments purchased                                                                            (405,495)
                                                                                                            ---------
                                                                                                            $   1,936
                                                                                                            =========

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------
April 30, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Intermediate High Income Fund (the
Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at April 30, 2000.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended April 30, 2000, purchases and sales of investments, other than short-term obligations, were $32,898,315 and $31,817,592 respectively.

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                            $  1,892,656
    Gross unrealized depreciation                             (22,155,431)
                                                             ------------
        Net unrealized depreciation                          $(20,262,775)
                                                             ============

CAPITAL LOSS CARRYFORWARDS
At October 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

       Year of           Capital loss
     expiration          carryforward
     ----------          ------------
        2000              $ 9,467,000
        2003                2,102,000
        2007                3,282,000
                          -----------
                          $14,851,000
                          ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LOAN AGREEMENT
At April 30, 2000, the Fund had four term loans outstanding with Bank of America Illinois, totaling $47,300,000, comprised of a $13,700,000 term loan which bears interest at 6.17% per annum, due June 13, 2000, a $6,900,000 term loan which bears interest at 6.37% per annum, due May 21, 2001, a $3,800,000 revolving loan which bears interest at 6.29375% per annum, due June 26, 2001, a $9,200,000 term loan which bears interest at 6.26% per annum, due June 29, 2001, and a $13,700,000 term loan which bears interest at 6.84% per annum, due June 13, 2002. The Fund is required to maintain certain asset coverage with respect to the loans.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                                APRIL 30,                                            YEAR ENDED OCTOBER 31,
                                                --------         ------------------------------------------------------------------
                                                  2000             1999          1998          1997            1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  5.970         $  6.200      $  7.270      $  6.890        $  6.620      $  6.280
                                                --------         --------      --------      --------        --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.324            0.705         0.699         0.699(c)        0.699         0.696
Net realized and unrealized gain (loss)           (0.404)          (0.231)       (1.077)        0.383           0.258         0.340
                                                --------         --------      --------      --------        --------      --------
    Total from Investment Operations              (0.102)           0.474        (0.378)        1.082           0.957         1.036
                                                --------         --------      --------      --------        --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.370)          (0.704)       (0.692)       (0.702)         (0.687)       (0.696)
                                                --------         --------      --------      --------        --------      --------
NET ASSET VALUE, END OF PERIOD                  $  5.520         $  5.970      $  6.200      $  7.270        $  6.890      $  6.620
                                                --------         --------      --------      --------        --------      --------
MARKET PRICE PER SHARE                          $  5.190         $  5.625      $  6.812      $  7.562        $  7.125      $  6.875
                                                --------         --------      --------      --------        --------      --------
Total return -- based on market value (a)        (1.41)%(b)       (7.89)%       (0.74)%        16.97%          14.62%        33.00%
                                                --------         --------      --------      --------        --------      --------
RATIOS TO AVERAGE NET ASSETS
Operating expenses (c)                             0.86%(d)         0.89%         0.88%         0.89%           0.98%         0.95%
Interest and amortization of deferred debt
  issuance expenses                                2.57%(d)         2.48%         2.11%         1.96%           2.07%         1.94%
                                                --------         --------      --------      --------        --------      --------
Total expenses                                     3.43%(d)         3.37%         2.99%         2.85%           3.05%         2.89%
Net investment income (c)                         11.77%(d)        10.82%         9.70%         9.63%          10.11%        10.76%
Portfolio turnover                                   20%(b)           44%           69%           92%             92%           92%
Net assets at end of period (000)               $111,892         $121,018      $124,480      $107,774        $ 99,925      $ 93,984

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in
    1997 only.
(d) Annualized.

SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                              INVOLUNTARY
                   TOTAL          ASSET       LIQUIDATING      APPROXIMATE
                  AMOUNT         COVERAGE      PREFERENCE     MARKET VALUE
    YEAR        OUTSTANDING     PER SHARE       PER UNIT        PER UNIT
    ----        -----------     ---------     ------------    -------------
    2000        $47,300,000        237%            NA              100
    1999        $47,300,000        256%            NA              100
    1998        $47,300,000        263%            NA              100
    1997        $27,400,000        393%            NA              100
    1996        $27,400,000        365%            NA              100
    1995        $27,400,000        343%            NA              100

--------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Intermediate High Income Fund is:

First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.










SEMIANNUAL REPORT.
COLONIAL INTERMEDIATE HIGH INCOME FUND

Trustees

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief
Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of
Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


----------------------------------------------------------
COLONIAL INTERMEDIATE HIGH INCOME FUND   SEMIANNUAL REPORT
----------------------------------------------------------


                                                   IH-03/322B-0500 (6/00) 00/882